TIAA-CREF FUNDS

SUPPLEMENT NO. 7
dated December 19, 2008
to the February 1, 2008 Statement of Additional Information (SAI)

CHANGE TO THE CHAIRMAN OF THE BOARD OF TRUSTEES

Effective January 1, 2009, Mr. Maceo K. Sloan, an incumbent Trustee, will replace Ms. Nancy L. Jacob as Chairman of TIAA-CREF Funds’ (“T-C Funds”) Board of Trustees. Ms. Jacob will continue to serve on T-C Funds’ Board of Trustees. Additionally, Mr. Sloan no longer serves as a director of M&F Bancorp. Inc. Therefore, the chart under the section entitled “Disinterested Trustees” on pages B-22 and B-23 of the SAI should be revised to reflect these changes.

Also effective January 1, 2009, Ms. Nancy A. Eckl, an incumbent Committee member, will replace Mr. Sloan as Chair of T-C Funds’ Audit and Compliance Committee. Mr. Sloan will continue to serve on the Committee. At that same time, Ms. Eckl will become a member of T-C Funds’ Executive Committee. These changes should be reflected in the section entitled “Board Committees” on page B-26 of the SAI, as applicable.

UPDATE TO TRUSTEE INFORMATION

In the chart entitled “Disinterested Trustees” on pages B-22 and B-23 of the SAI, with respect to Forrest Berkley, the column “Other Directorships Held by Trustee” should be replaced in its entirety with the following:

“Director and member of the Investment Committee, the Maine Coast Heritage Trust; Investment Committee member, Gulf of Maine Research Institute, the Boston Athenaeum, Maine Community Foundation and Carnegie Endowment for International Peace; and Director, Appalachian Mountain Club.”

A11801 (12/08)

TIAA-CREF LIFECYCLE FUNDS
(series of TIAA-CREF Funds)

SUPPLEMENT NO. 6
dated December 19, 2008
to the February 1, 2008 Statement of Additional Information (SAI)

CHANGE TO THE CHAIRMAN OF THE BOARD OF TRUSTEES

Effective January 1, 2009, Mr. Maceo K. Sloan, an incumbent Trustee, will replace Ms. Nancy L. Jacob as Chairman of TIAA-CREF Funds’ (“T-C Funds”) Board of Trustees. Ms. Jacob will continue to serve on T-C Funds’ Board of Trustees. Additionally, Mr. Sloan no longer serves as a director of M&F Bancorp. Inc. Therefore, the chart under the section entitled “Disinterested Trustees” on pages B-18 and B-19 of the SAI should be revised to reflect these changes.

Also effective January 1, 2009, Ms. Nancy A. Eckl, an incumbent Committee member, will replace Mr. Sloan as Chair of T-C Funds’ Audit and Compliance Committee. Mr. Sloan will continue to serve on the Committee. At that same time, Ms. Eckl will become a member of T-C Funds’ Executive Committee. These changes should be reflected in the section entitled “Board Committees” on pages B-21 and B-22 of the SAI, as applicable.

UPDATE TO TRUSTEE INFORMATION

In the chart entitled “Disinterested Trustees” on page B-18 of the SAI, with respect to Forrest Berkley, the column “Other Directorships Held by Trustee” should be replaced in its entirety with the following:

“Director and member of the Investment Committee, the Maine Coast Heritage Trust; Investment Committee member, Gulf of Maine Research Institute, the Boston Athenaeum, Maine Community Foundation and Carnegie Endowment for International Peace; and Director, Appalachian Mountain Club.”

A11804 (12/08)